DEBT, FUTURE MINIMUM PRINCIPAL PAYMENTS (Q1) (Details) $ in Thousands	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)
Future Minimum Principal Payments [Abstract]
2015	$ 1,837	$ 2,450
2016	2,975	2,975
2017	4,375	4,375
2018	75,622	75,622
Long-term Debt, Gross	84,809	85,422
Subordinated notes payable to prior Image shareholders [Member]
Future Minimum Principal Payments [Abstract]
Long-term Debt, Gross	16,000	16,000		$ 14,800
Subordinated Loans [Member]
Future Minimum Principal Payments [Abstract]
2015	0	0
2016	0	0
2017	0	0
2018	16,034	16,034
Long-term Debt, Gross	$ 16,034	$ 16,034
Credit Agreement [Member] | December 31, 2014 [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	4.64	4.64
Total debt-to-Adjusted EBITDA	5.71	5.71
Fixed charge coverage ratio	1.10	1.10
Credit Agreement [Member] | December 31, 2015 [Member] | Maximum [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	4.87	4.87
Total debt-to-Adjusted EBITDA	6.09	6.09
Fixed charge coverage ratio	1.20	1.20
Credit Agreement [Member] | December 31, 2015 [Member] | Minimum [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	4.03	4.03
Total debt-to-Adjusted EBITDA	5.06	5.06
Fixed charge coverage ratio	1.07	1.07
Credit Agreement [Member] | December 31, 2016 [Member] | Maximum [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	3.86	3.86
Total debt-to-Adjusted EBITDA	4.82	4.82
Fixed charge coverage ratio	1.59	1.59
Credit Agreement [Member] | December 31, 2016 [Member] | Minimum [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	2.67	2.67
Total debt-to-Adjusted EBITDA	3.44	3.44
Fixed charge coverage ratio	1.24	1.24
Credit Agreement [Member] | Thereafter [Member]
Future Minimum Principal Payments [Abstract]
Senior debt-to-Adjusted EBITDA	2.67	2.67
Total debt-to-Adjusted EBITDA	3.44	3.44
Fixed charge coverage ratio	1.59	1.59
Senior Notes [Member]
Future Minimum Principal Payments [Abstract]
2015	$ 1,837	$ 2,450
2016	2,975	2,975
2017	4,375	4,375
2018	59,588	59,588
Long-term Debt, Gross	$ 68,775	$ 69,388	$ 48,280